Warrants - Schedule of Warrants (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Warrants - Schedule of Warrants (Details) [Line Items]
Number of Warrants, Balance beginning	783,436	36,858
Weighted Average Exercise Price (CAD$), Balance beginning	$ 8.3	$ 5.25
Number of Warrants, Issued	242,380	783,436
Weighted Average Exercise Price (CAD$), Issued	$ 6.25	$ 8.3
Number of Warrants, Expired		(36,858)
Weighted Average Exercise Price (CAD$), Expired		$ 5.25
Number of Warrants, Balance ending	1,025,816	783,436
Weighted Average Exercise Price (CAD$), Balance ending	$ 7.81	$ 8.3